SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
Schedule of compensation expenses recognized for share-based awards granted

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

	(in thousands)
Included in:
Cost of revenues	502,523	521,293	446,120
Sales and marketing expenses	180,465	197,320	181,877
General and administrative expenses	2,345,895	1,821,817	1,111,415
Research and development expenses	186,666	185,645	165,512
Total	3,215,549	2,726,075	1,904,924
Share‑based compensation related to share options (a)	771,151	541,956	138,456
Share‑based compensation related to restricted share units (b)	813,294	1,097,177	1,250,460
Share-based compensation related to restricted shares (c)	1,631,104	1,086,942	516,008
Total	3,215,549	2,726,075	1,904,924

Schedule of activities of company's share options

			Weighted
		Weighted	average
	Number of	average	remaining	Aggregate
	options	exercise	contractual	intrinsic
	outstanding	price	life	value
		US$	In Years	US$ (in thousands)
Outstanding as of December 31, 2022	59,822,418	0.00002	7.30	278,373
Exercised	(17,029,713)	0.00002
Forfeited or Cancelled	(2,443,122)	0.00002
Outstanding as of December 31, 2023	40,349,583	0.00002	6.39	218,022

Outstanding as of December 31, 2023	40,349,583	0.00002	6.39	218,022
Exercised	(14,183,427)	0.00002
Forfeited or Cancelled	(322,209)	0.00002
Outstanding as of December 31, 2024	25,843,947	0.00002	5.47	158,682

Outstanding as of December 31, 2024	25,843,947	0.00002	5.47	158,682
Exercised	(15,577,452)	0.00002
Forfeited or Cancelled	(89,151)	0.00002
Outstanding as of December 31, 2025	10,177,344	0.00002	4.76	53,465
Vested and exercisable as of December 31, 2023	7,610,018	0.00002	5.81	41,119
Vested and exercisable as of December 31, 2024	6,682,319	0.00002	5.30	41,029
Vested and exercisable as of December 31, 2025	6,653,786	0.00002	4.45	34,954

Schedule of activities of the company's restricted share units

The following table summarizes activities of the Company’s restricted share units under the 2020 Share Incentive Plan:

	Number of RSU	Weighted average grant-date
	outstanding	fair value
		US$
Outstanding as of December 31, 2022	41,502,498	6.08
Granted	46,425,615	6.03
Vested	(5,963,517)	5.90
Forfeited or Cancelled	(2,002,524)	6.21
Outstanding as of December 31, 2023	79,962,072	6.07

Outstanding as of December 31, 2023	79,962,072	6.07
Granted	29,718,591	5.08
Vested	(22,936,809)	5.85
Forfeited or Cancelled	(2,466,456)	5.48
Outstanding as of December 31, 2024	84,277,398	5.80

Outstanding as of December 31, 2024	84,277,398	5.80
Granted	25,371,822	6.06
Vested	(28,080,498)	5.84
Forfeited or Cancelled	(4,543,773)	5.58
Outstanding as of December 31, 2025	77,024,949	5.88

Schedule of activities of the company's restricted share

	Number of
	restricted shares	Weighted average grant-date
	outstanding	fair value
		US$
Outstanding as of December 31, 2022	170,008,293	4.38
Vested	(13,292,404)	4.29
Outstanding as of December 31, 2023	156,715,889	4.39

Outstanding as of December 31, 2023	156,715,889	4.39
Vested	(13,297,108)	4.29
Outstanding as of December 31, 2024	143,418,781	4.40

Outstanding as of December 31, 2024	143,418,781	4.40
Vested	(26,726,342)	4.33
Outstanding as of December 31, 2025	116,692,439	4.41